Vanguard® Global Wellesley® Income Fund
Schedule of Investments (unaudited)
As of November 30, 2021
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (36.8%)
Australia (0.7%)
	Rio Tinto plc	65,647	4,024
Canada (3.1%)
	Bank of Nova Scotia	89,431	5,585
	Royal Bank of Canada	43,201	4,271
	TC Energy Corp.	90,847	4,261
	Enbridge Inc.	92,824	3,483
			17,600
China (0.7%)
	ENN Energy Holdings Ltd.	215,400	4,033
France (3.8%)
	AXA SA	225,523	6,199
	TotalEnergies SE	101,459	4,669
	Bureau Veritas SA	123,503	3,911
	Vinci SA	36,247	3,430
	Nexity SA	70,551	3,028
			21,237
Germany (0.3%)
	Volkswagen AG Preference Shares	8,890	1,624
Greece (0.6%)
	Hellenic Telecommunications Organization SA	189,242	3,269
Hong Kong (0.8%)
	AIA Group Ltd.	277,000	2,916
*	Sands China Ltd.	704,800	1,611
			4,527
Japan (2.4%)
	Tokio Marine Holdings Inc.	93,500	4,696
	Mitsubishi UFJ Financial Group Inc.	636,100	3,359
	KDDI Corp.	105,500	3,061
	Isuzu Motors Ltd.	191,300	2,564
			13,680
Netherlands (0.6%)
	Koninklijke KPN NV	1,148,106	3,382
Norway (0.8%)
	DNB Bank ASA	200,545	4,377
Spain (0.5%)
	Industria de Diseno Textil SA	87,783	2,775

				Shares	Market Value ($000)
Switzerland (2.2%)
	Novartis AG (Registered)			58,227	4,641
	UBS Group AG (Registered)			257,220	4,448
	Nestle SA (Registered)			25,935	3,324
					12,413
Taiwan (0.8%)
	Taiwan Semiconductor Manufacturing Co. Ltd.			195,000	4,147
United Kingdom (3.0%)
	AstraZeneca plc			52,227	5,726
	National Grid plc			337,063	4,473
	BAE Systems plc			560,905	4,085
	Standard Chartered plc			452,888	2,492
					16,776
United States (16.5%)
	Pfizer Inc.			148,087	7,957
	Bank of America Corp.			149,173	6,634
	Anthem Inc.			13,808	5,609
	Cisco Systems Inc.			97,538	5,349
	Philip Morris International Inc.			61,852	5,316
	Microsoft Corp.			15,983	5,284
	Progressive Corp.			47,550	4,419
	Comcast Corp. Class A			87,422	4,369
	Merck & Co. Inc.			52,622	3,942
	Duke Energy Corp.			40,103	3,890
	Exelon Corp.			71,375	3,764
	Johnson & Johnson			23,786	3,709
	Lockheed Martin Corp.			10,643	3,548
	Texas Instruments Inc.			18,287	3,518
	FMC Corp.			33,947	3,401
	TJX Cos. Inc.			46,100	3,199
	Edison International			44,583	2,910
	Verizon Communications Inc.			56,299	2,830
	Medtronic plc			25,635	2,735
	Medical Properties Trust Inc.			125,447	2,671
	Chubb Ltd.			14,795	2,655
	Kellogg Co.			42,377	2,593
	Home Depot Inc.			5,849	2,343
					92,645
Total Common Stocks (Cost $174,428)					206,509
		Coupon	Maturity Date	Face Amount ($000)
U.S. Government and Agency Obligations (9.4%)
[1,2]	Fannie Mae Pool	3.070%	2/1/25	125	131
[1,2]	Fannie Mae REMICS	2.000%	9/25/40	76	77
[1,2]	Fannie Mae REMICS	2.500%	5/25/45	343	347
[1,2]	Fannie Mae REMICS	3.000%	2/25/49	101	105
[1,2]	Fannie Mae REMICS	3.500%	6/25/44–2/25/48	531	556
[1,2]	Freddie Mac REMICS	1.750%	9/15/42	868	875
[1,2]	Freddie Mac REMICS	3.500%	11/15/40	53	53
[1,2]	Freddie Mac REMICS	4.000%	12/15/39–8/15/40	788	852
[1,3]	Ginnie Mae II Pool	2.000%	12/15/51	775	785
[1,3]	Ginnie Mae II Pool	2.500%	12/15/51	1,225	1,258
[1]	Ginnie Mae REMICS	2.750%	9/20/44	123	126

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1,2,3]	UMBS Pool	2.000%	12/25/36–1/25/52	3,658	3,665
[1,2,3]	UMBS Pool	2.500%	12/25/51–1/25/52	8,550	8,751
[1,2,3]	UMBS Pool	3.000%	12/25/51	4,100	4,256
	United States Treasury Note/Bond	0.250%	9/30/23	4,070	4,052
	United States Treasury Note/Bond	0.375%	10/31/23–9/15/24	2,685	2,669
	United States Treasury Note/Bond	0.625%	10/15/24	525	522
	United States Treasury Note/Bond	0.750%	11/15/24–4/30/26	4,405	4,380
	United States Treasury Note/Bond	0.875%	6/30/26	845	836
	United States Treasury Note/Bond	1.125%	10/31/26	900	899
	United States Treasury Note/Bond	1.250%	9/30/28	20	20
	United States Treasury Note/Bond	1.375%	10/31/28–11/15/31	3,095	3,079
[4]	United States Treasury Note/Bond	1.750%	8/15/41	6,435	6,317
	United States Treasury Note/Bond	1.875%	2/15/51–11/15/51	1,580	1,610
	United States Treasury Note/Bond	2.000%	8/15/51	2,175	2,278
	United States Treasury Note/Bond	2.250%	5/15/41	4,110	4,376
Total U.S. Government and Agency Obligations (Cost $52,419)					52,875
Asset-Backed/Commercial Mortgage-Backed Securities (3.0%)
Bermuda (0.0%)
[1,5]	START Ireland Series 2019-1	4.089%	3/15/44	149	149
Canada (0.0%)
[1,5,6]	Ford Auto Securitization Trust Series 2019-AA	2.354%	6/15/23	153	120
Cayman Islands (1.2%)
[1,5,7]	BlueMountain CLO XXXII Ltd. Series 2021-32A, 3M USD LIBOR + 1.170%	1.253%	10/15/34	470	469
[1,5,7]	Columbia Cent CLO 31 Ltd. Series 2021-31A, 3M USD LIBOR + 1.550%	1.681%	4/20/34	340	337
[1,5,7]	KKR CLO 16 Ltd., 3M USD LIBOR + 1.210%	1.342%	10/20/34	435	435
[1,5,7]	Madison Park Funding XI Ltd. Series 2013-11A, 3M USD LIBOR + 1.450%	1.574%	7/23/29	300	300
[1,5,7]	Madison Park Funding XVIII Ltd. Series 2015-18A, 3M USD LIBOR + 1.190%	1.320%	10/21/30	875	875
[1,5,7]	Madison Park Funding XXX Ltd. Series 2018-30A, 3M USD LIBOR + 0.750%	0.874%	4/15/29	1,562	1,561
[1,5,7]	Magnetite VII Ltd. Series 2012-7A, 3M USD LIBOR + 0.800%	0.924%	1/15/28	1,480	1,480
[1,5,7]	Rockland Park CLO Ltd. Series 2021-1A, 3M USD LIBOR + 1.120%	1.252%	4/20/34	475	477
[1,5,7]	RR 18 Ltd. Series 2021-18A, 3M USD LIBOR + 1.600%	1.684%	10/15/34	350	350
[1,5,7]	Sound Point CLO XXXI Ltd. Series 2021-3A, 3M USD LIBOR + 1.650%	1.781%	10/25/34	250	248
					6,532
United States (1.8%)
[1,5]	Aligned Data Centers Issuer LLC Series 2021-1A	1.937%	8/15/46	740	733
[1,5]	Angel Oak Mortgage Trust I LLC Series 2018-3	3.649%	9/25/48	85	85
[1,5,7]	BX Trust Series 2021-LGCY, 1M USD LIBOR + 0.506%	0.596%	10/15/23	1,750	1,734
[1,5,7]	BX Trust Series 2021-ARIA, 1M USD LIBOR + 1.297%	1.387%	10/15/36	770	768
[1,5]	Castlelake Aircraft Structured Trust Series 2019-1A	3.967%	4/15/39	188	188
[1,5]	Connecticut Avenue Securities Trust Series 2021-R01	1.600%	10/25/41	145	146

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1,5]	Domino's Pizza Master Issuer LLC Series 2021-1A	3.151%	4/25/51	438	452
[1,2]	Fannie Mae-Aces Series 2021-M2S	2.386%	10/25/36	727	756
[1]	Ford Credit Auto Lease Trust Series 2021-A	0.780%	9/15/25	180	179
[1,2,5]	Freddie Mac STACR REMIC Trust Series 2020-DNA5	2.850%	10/25/50	431	434
[1,2,5]	Freddie Mac STACR REMIC Trust Series 2021-DNA1	0.700%	1/25/51	110	110
[1,2,7]	Freddie Mac Structured Agency Credit Risk Debt Notes Series 2016-DNA3, 1M USD LIBOR + 5.000%	5.092%	12/25/28	195	204
[1,2,7]	Freddie Mac Structured Agency Credit Risk Debt Notes Series 2017-DNA3, 1M USD LIBOR + 2.500%	2.592%	3/25/30	615	629
[1,5]	Home Partners of America Trust Series 2021-2	2.302%	12/17/26	710	707
[1,5]	New Economy Assets Phase 1 Sponsor LLC Series 2021-1	2.410%	10/20/61	245	245
[1]	Seasoned Credit Risk Transfer Trust Series 2019-3	3.500%	10/25/58	222	230
[1,5,7]	SREIT Trust Series 2021-MFP, 1M USD LIBOR + 1.080%	1.180%	11/15/38	875	870
[1,5]	Taco Bell Funding LLC Series 2021-1A	1.946%	8/25/51	345	339
[1,5]	Taco Bell Funding LLC Series 2021-1A	2.294%	8/25/51	315	312
[1,5]	Towd Point Mortgage Trust Series 2018-1	3.000%	1/25/58	133	135
[1,5]	Vantage Data Centers Issuer LLC Series 2019-1A	3.188%	7/15/44	137	140
[1,5]	Vantage Data Centers LLC Series 2020-1A	1.645%	9/15/45	540	529
					9,925
Total Asset-Backed/Commercial Mortgage-Backed Securities (Cost $16,711)					16,726
Corporate Bonds (38.6%)
Australia (0.8%)
[5]	Commonwealth Bank of Australia	2.688%	3/11/31	1,140	1,128
[5]	Macquarie Group Ltd.	2.871%	1/14/33	2,020	2,024
[5]	National Australia Bank Ltd.	3.933%	8/2/34	850	911
[5]	Scentre Group Trust 1	3.625%	1/28/26	549	590
					4,653
Austria (0.1%)
[5]	JAB Holdings BV	2.200%	11/23/30	260	255
[5]	JAB Holdings BV	3.750%	5/28/51	500	553
					808
Canada (0.8%)
[6]	Bank of Montreal	2.850%	3/6/24	1,890	1,518
[1,6]	Bell Telephone Co. of Canada or Bell Canada	3.350%	3/22/23	950	760
[3]	Canadian Pacific Railway Co.	2.450%	12/2/31	585	592
	Fortis Inc.	3.055%	10/4/26	625	653
	Nutrien Ltd.	4.125%	3/15/35	750	860
					4,383
Denmark (1.0%)
[1,8]	Danfoss Finance I BV	0.375%	10/28/28	775	868
[1,8]	Danfoss Finance II BV	0.750%	4/28/31	325	366
[8]	Danske Bank A/S	0.500%	8/27/25	1,650	1,883
[5]	Danske Bank A/S	1.621%	9/11/26	875	865

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1,9]	Danske Bank A/S	2.250%	1/14/28	560	751
[1,8]	Danske Bank A/S	0.750%	6/9/29	750	844
					5,577
France (2.6%)
[1,8]	Airbus SE	2.375%	4/7/32	750	966
[1,8]	AXA SA	5.125%	7/4/43	750	916
[5]	BNP Paribas SA	2.819%	11/19/25	360	372
[5]	BNP Paribas SA	2.219%	6/9/26	770	782
[1,8]	BNP Paribas SA	0.125%	9/4/26	400	449
[8]	BNP Paribas SA	0.500%	9/1/28	900	1,009
[5]	BNP Paribas SA	2.159%	9/15/29	935	917
[1,8]	BPCE SA	1.125%	1/18/23	900	1,036
[5]	BPCE SA	3.250%	1/11/28	500	536
[5]	BPCE SA	2.277%	1/20/32	760	731
[5]	Danone SA	2.947%	11/2/26	285	300
[1,8]	Engie SA	0.000%	3/4/27	1,000	1,120
[1,8]	Orange SA	1.000%	5/12/25	1,200	1,402
[1,8]	RCI Banque SA	0.750%	9/26/22	625	712
[1,8]	RCI Banque SA	1.375%	3/8/24	575	666
[1,8]	RCI Banque SA	1.625%	4/11/25	1,375	1,606
[8]	Societe Generale SFH SA	0.750%	1/29/27	800	948
					14,468
Germany (1.9%)
[5]	Bayer US Finance II LLC	4.250%	12/15/25	660	719
[5]	Bayer US Finance LLC	3.375%	10/8/24	765	802
[1,9]	E.ON International Finance BV	4.750%	1/31/34	100	170
[1,9]	E.ON International Finance BV	5.875%	10/30/37	200	393
[1,8]	Vantage Towers AG	0.375%	3/31/27	200	224
[1,8]	Vantage Towers AG	0.750%	3/31/30	1,100	1,231
[1,9]	Volkswagen Financial Services NV	0.875%	2/20/25	400	521
[5]	Volkswagen Group of America Finance LLC	3.350%	5/13/25	200	211
[1,8]	Volkswagen Leasing GmbH	2.625%	1/15/24	525	627
[1,8]	Volkswagen Leasing GmbH	1.375%	1/20/25	1,825	2,136
[1,8]	Volkswagen Leasing GmbH	0.625%	7/19/29	825	914
[1,8]	Vonovia Finance BV	1.000%	7/9/30	100	115
[1,8]	Vonovia Finance BV	1.625%	10/7/39	400	453
[8]	Wintershall Dea Finance BV	0.840%	9/25/25	900	1,037
[8]	Wintershall Dea Finance BV	1.823%	9/25/31	900	1,065
					10,618
Hong Kong (0.1%)
[1,8]	AIA Group Ltd.	0.880%	9/9/33	400	448
Ireland (1.2%)
	AerCap Ireland Capital DAC	3.875%	1/23/28	570	608
[5]	Avolon Holdings Funding Ltd.	2.125%	2/21/26	260	256
[5]	Avolon Holdings Funding Ltd.	2.528%	11/18/27	3,426	3,333
[8]	CRH Finance DAC	3.125%	4/3/23	1,177	1,393
[1,8]	CRH SMW Finance DAC	1.250%	11/5/26	800	950
					6,540
Italy (0.5%)
[1,8]	Enel Finance International NV	0.500%	6/17/30	1,675	1,869
[5]	UniCredit SpA	1.982%	6/3/27	900	879
					2,748
Japan (0.1%)
[5]	NTT Finance Corp.	1.162%	4/3/26	700	688

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Takeda Pharmaceutical Co. Ltd.	3.025%	7/9/40	200	203
					891
Kuwait (0.3%)
[5]	NBK SPC Ltd.	1.625%	9/15/27	1,750	1,703
Netherlands (0.9%)
[5]	Cooperatieve Rabobank UA	1.106%	2/24/27	530	517
[1,9]	Cooperatieve Rabobank UA	4.625%	5/23/29	100	155
[1,8]	Cooperatieve Rabobank UA	0.010%	7/2/30	1,100	1,244
[8]	ING Groep NV	0.250%	2/18/29	1,700	1,868
[8]	ING Groep NV	0.250%	2/1/30	700	763
	Shell International Finance BV	4.000%	5/10/46	275	324
					4,871
Norway (0.3%)
[1,8]	Aker BP ASA	1.125%	5/12/29	1,090	1,231
[5]	Aker BP ASA	4.000%	1/15/31	725	786
					2,017
South Korea (0.0%)
[5]	SK Telecom Co. Ltd.	3.750%	4/16/23	200	208
Spain (0.2%)
	Telefonica Emisiones SA	4.665%	3/6/38	845	979
Switzerland (1.2%)
[5]	Alcon Finance Corp.	3.000%	9/23/29	1,005	1,051
[1,8]	Credit Suisse Group AG	1.250%	7/17/25	600	695
[1,8]	Credit Suisse Group AG	0.650%	9/10/29	1,650	1,821
[5]	Credit Suisse Group AG	3.091%	5/14/32	1,050	1,065
[5]	UBS Group AG	1.494%	8/10/27	875	856
[8]	UBS Group AG	0.250%	2/24/28	950	1,059
					6,547
United Arab Emirates (0.7%)
[5]	DAE Funding LLC	1.550%	8/1/24	1,125	1,104
[5]	Galaxy Pipeline Assets Bidco Ltd.	2.160%	3/31/34	3,020	2,938
					4,042
United Kingdom (3.8%)
	AstraZeneca plc	4.000%	1/17/29	720	814
[8]	Barclays plc	0.577%	8/9/29	210	232
	Barclays plc	2.894%	11/24/32	760	763
	Barclays plc	3.330%	11/24/42	640	649
	BAT Capital Corp.	3.557%	8/15/27	1,210	1,269
[1,8]	BP Capital Markets BV	0.933%	12/4/40	275	283
[1,6]	BP Capital Markets plc	3.470%	5/15/25	1,325	1,087
[8]	BP Capital Markets plc	1.104%	11/15/34	525	588
[5]	CK Hutchison International 17 II Ltd.	2.750%	3/29/23	975	999
[1,9]	Heathrow Funding Ltd.	2.750%	10/13/29	1,350	1,855
[1,9]	Heathrow Funding Ltd.	2.750%	8/9/49	150	203
[1,9]	HSBC Holdings plc	2.256%	11/13/26	1,725	2,328
	HSBC Holdings plc	1.589%	5/24/27	420	411
[9]	HSBC Holdings plc	1.750%	7/24/27	345	454
	HSBC Holdings plc	2.206%	8/17/29	770	754
	HSBC Holdings plc	2.804%	5/24/32	210	210
	HSBC Holdings plc	2.871%	11/22/32	1,230	1,234
[7]	HSBC Holdings plc, 3M USD LIBOR + 1.000%	1.160%	5/18/24	255	257
[5]	LSEGA Financing plc	2.500%	4/6/31	1,205	1,217
[1,8]	NatWest Group plc	1.750%	3/2/26	2,075	2,451
[9]	NatWest Group plc	3.622%	8/14/30	875	1,215

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1,8]	NatWest Group plc	1.043%	9/14/32	525	583
[5]	Standard Chartered plc	0.991%	1/12/25	530	524
[1,8]	Vodafone Group plc	1.625%	11/24/30	825	1,002
					21,382
United States (22.1%)
	AbbVie Inc.	4.750%	3/15/45	275	346
	AbbVie Inc.	4.250%	11/21/49	340	410
[1]	Alabama Power Co.	4.300%	7/15/48	275	341
[9]	American Honda Finance Corp.	0.750%	11/25/26	1,235	1,592
[8]	American International Group Inc.	1.500%	6/8/23	875	1,012
	American International Group Inc.	4.250%	3/15/29	1,255	1,432
	American International Group Inc.	3.400%	6/30/30	645	699
	American Tower Corp.	5.000%	2/15/24	200	216
	American Tower Corp.	4.400%	2/15/26	325	356
[8]	American Tower Corp.	0.450%	1/15/27	735	825
[3,5]	American Transmission Systems Inc.	2.650%	1/15/32	605	612
	Anthem Inc.	2.550%	3/15/31	990	1,009
[8]	AT&T Inc.	2.050%	5/19/32	300	371
[8]	AT&T Inc.	3.150%	9/4/36	250	340
[8]	AT&T Inc.	2.600%	5/19/38	275	353
	AT&T Inc.	3.300%	2/1/52	525	513
	AT&T Inc.	3.500%	9/15/53	1,172	1,184
[5]	Athene Global Funding	2.500%	3/24/28	1,475	1,487
	Bank of America Corp.	1.734%	7/22/27	785	778
[1]	Bank of America Corp.	3.593%	7/21/28	1,550	1,666
[1]	Bank of America Corp.	4.271%	7/23/29	980	1,095
[1,8]	Bank of America Corp.	1.102%	5/24/32	1,100	1,263
	Bank of America Corp.	2.482%	9/21/36	1,265	1,222
[8]	Becton Dickinson Euro Finance Sarl	0.334%	8/13/28	410	457
	Boeing Co.	1.433%	2/4/24	540	540
	Boeing Co.	2.196%	2/4/26	680	679
	Boeing Co.	3.250%	3/1/28	567	587
	Boeing Co.	3.450%	11/1/28	175	183
	Boeing Co.	3.625%	2/1/31	205	218
	Boeing Co.	3.950%	8/1/59	275	287
[1]	Bon Secours Mercy Health Inc.	2.095%	6/1/31	275	272
[8]	Booking Holdings Inc.	0.500%	3/8/28	125	142
[8]	BorgWarner Inc.	1.000%	5/19/31	515	574
[5]	Boston Gas Co.	3.001%	8/1/29	105	109
	Boston Scientific Corp.	4.000%	3/1/29	55	61
	Boston Scientific Corp.	4.550%	3/1/39	550	661
	Brixmor Operating Partnership LP	2.500%	8/16/31	475	464
	Broadcom Inc.	4.700%	4/15/25	1,190	1,305
[5]	Broadcom Inc.	2.600%	2/15/33	355	341
[5]	Broadcom Inc.	3.469%	4/15/34	1,110	1,144
[5]	Brooklyn Union Gas Co.	4.273%	3/15/48	760	894
[5]	Cargill Inc.	4.760%	11/23/45	275	368
	Charter Communications Operating LLC	5.050%	3/30/29	435	502
	Charter Communications Operating LLC	2.300%	2/1/32	1,205	1,139
	Charter Communications Operating LLC	6.384%	10/23/35	305	395
	Charter Communications Operating LLC	5.375%	5/1/47	55	66
	Charter Communications Operating LLC	5.125%	7/1/49	47	55
	Charter Communications Operating LLC	4.800%	3/1/50	60	68
	Charter Communications Operating LLC	3.700%	4/1/51	40	39
	Cigna Corp.	4.375%	10/15/28	435	494
	Cigna Corp.	2.400%	3/15/30	220	220
[1]	Citigroup Inc.	3.520%	10/27/28	1,105	1,183
	Cleco Corporate Holdings LLC	3.743%	5/1/26	675	722

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Cleco Corporate Holdings LLC	3.375%	9/15/29	270	278
	Comcast Corp.	3.950%	10/15/25	255	278
	Comcast Corp.	6.500%	11/15/35	156	225
	Comcast Corp.	4.000%	3/1/48	20	23
[5]	Comcast Corp.	2.887%	11/1/51	1,406	1,383
	Comcast Corp.	4.049%	11/1/52	6	7
	Comcast Corp.	2.650%	8/15/62	130	117
[5]	Comcast Corp.	2.987%	11/1/63	4	4
	CommonSpirit Health	4.200%	8/1/23	895	940
	CommonSpirit Health	3.347%	10/1/29	145	155
	CommonSpirit Health	2.782%	10/1/30	411	422
	CommonSpirit Health	4.187%	10/1/49	310	370
	CommonSpirit Health	3.910%	10/1/50	10	11
	Conagra Brands Inc.	1.375%	11/1/27	420	402
[3]	Consolidated Edison Co. of New York Inc.	3.200%	12/1/51	420	427
	Constellation Brands Inc.	2.875%	5/1/30	90	92
[5]	Cox Communications Inc.	3.500%	8/15/27	1,255	1,353
	Crown Castle International Corp.	2.100%	4/1/31	1,695	1,621
	CSX Corp.	4.300%	3/1/48	405	498
	CubeSmart LP	2.250%	12/15/28	555	557
	CVS Health Corp.	2.875%	6/1/26	1,000	1,048
	CVS Health Corp.	4.300%	3/25/28	96	108
	Dignity Health	3.812%	11/1/24	659	704
	Dignity Health	4.500%	11/1/42	202	243
	Discovery Communications LLC	3.625%	5/15/30	565	605
	Discovery Communications LLC	4.650%	5/15/50	532	629
	Discovery Communications LLC	4.000%	9/15/55	288	308
	Dominion Energy South Carolina Inc.	6.625%	2/1/32	156	214
	Dominion Energy South Carolina Inc.	5.300%	5/15/33	129	166
	Dominion Energy South Carolina Inc.	5.450%	2/1/41	250	342
	Dominion Energy South Carolina Inc.	4.600%	6/15/43	280	350
	Duke Energy Corp.	2.550%	6/15/31	530	528
	Duke Energy Progress LLC	4.200%	8/15/45	350	424
[5]	Eastern Gas Transmission & Storage Inc.	4.600%	12/15/44	625	761
	Energy Transfer LP	4.900%	3/15/35	975	1,102
	EPR Properties	4.750%	12/15/26	125	136
	EPR Properties	4.950%	4/15/28	130	142
	EPR Properties	3.750%	8/15/29	812	831
	EPR Properties	3.600%	11/15/31	1,165	1,170
[5]	Equitable Financial Life Global Funding	1.400%	7/7/25	100	99
[5]	Equitable Financial Life Global Funding	1.300%	7/12/26	600	587
[5]	Equitable Financial Life Global Funding	1.400%	8/27/27	565	552
[5]	ERAC USA Finance LLC	3.300%	12/1/26	235	251
[5]	ERAC USA Finance LLC	4.500%	2/15/45	295	364
[1]	Evergy Metro Inc.	2.250%	6/1/30	180	181
	Exxon Mobil Corp.	2.275%	8/16/26	865	895
[8]	Fiserv Inc.	1.625%	7/1/30	750	898
[9]	Fiserv Inc.	3.000%	7/1/31	525	757
[8]	General Mills Inc.	0.450%	1/15/26	900	1,029
	General Motors Co.	4.200%	10/1/27	550	600
	General Motors Co.	5.000%	10/1/28	1,095	1,255
[5]	Genting New York LLC	3.300%	2/15/26	1,002	991
	Georgia Power Co.	4.300%	3/15/42	500	573
[1]	Georgia Power Co.	3.700%	1/30/50	35	38
	Gilead Sciences Inc.	4.600%	9/1/35	420	507
	Gilead Sciences Inc.	2.800%	10/1/50	670	651
	Global Payments Inc.	2.150%	1/15/27	420	420

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1]	Goldman Sachs Group Inc.	3.272%	9/29/25	1,425	1,495
	Goldman Sachs Group Inc.	1.431%	3/9/27	1,310	1,285
[1]	Goldman Sachs Group Inc.	3.814%	4/23/29	235	256
[1]	Goldman Sachs Group Inc.	4.223%	5/1/29	285	317
	Goldman Sachs Group Inc.	2.615%	4/22/32	420	421
	Goldman Sachs Group Inc.	2.383%	7/21/32	545	536
	Goldman Sachs Group Inc.	2.650%	10/21/32	190	191
[5]	Gray Oak Pipeline LLC	2.600%	10/15/25	291	296
[5]	Gray Oak Pipeline LLC	3.450%	10/15/27	45	47
	Hess Corp.	4.300%	4/1/27	810	880
	Hess Corp.	7.300%	8/15/31	590	789
	Hess Corp.	5.600%	2/15/41	295	364
[5]	Hyundai Capital America	0.800%	4/3/23	830	829
	Intel Corp.	3.050%	8/12/51	730	756
	Intercontinental Exchange Inc.	1.850%	9/15/32	975	918
	JPMorgan Chase & Co.	2.580%	4/22/32	1,225	1,235
[1]	JPMorgan Chase & Co.	3.964%	11/15/48	500	594
[1]	Kaiser Foundation Hospitals	2.810%	6/1/41	710	725
	Kaiser Foundation Hospitals	4.875%	4/1/42	55	74
[5]	KeySpan Gas East Corp.	2.742%	8/15/26	500	515
	Kroger Co.	4.450%	2/1/47	220	268
	Kroger Co.	5.400%	1/15/49	195	273
[5]	Kyndryl Holdings Inc.	3.150%	10/15/31	1,325	1,273
	Marsh & McLennan Cos. Inc.	4.375%	3/15/29	705	804
[5]	Massachusetts Mutual Life Insurance Co.	3.375%	4/15/50	140	151
	McCormick & Co. Inc.	2.500%	4/15/30	140	142
[1]	McDonald's Corp.	4.450%	9/1/48	250	311
[1]	McDonald's Corp.	3.625%	9/1/49	40	45
	Merck & Co. Inc.	3.400%	3/7/29	500	547
[1]	Mercy Health	3.555%	8/1/27	535	574
[5]	Microchip Technology Inc.	0.972%	2/15/24	1,080	1,070
	Microsoft Corp.	2.921%	3/17/52	650	691
[5]	Mid-Atlantic Interstate Transmission LLC	4.100%	5/15/28	913	1,011
[1,6]	Molson Coors International LP	2.840%	7/15/23	1,825	1,453
[8]	Mondelez International Inc.	0.250%	3/17/28	605	677
[8]	Mondelez International Inc.	1.375%	3/17/41	525	590
[1]	Morgan Stanley	3.125%	7/27/26	2,100	2,221
[1]	Morgan Stanley	3.772%	1/24/29	175	191
[8]	Morgan Stanley	0.497%	2/7/31	675	744
[1]	Morgan Stanley	2.511%	10/20/32	495	496
	Morgan Stanley	2.484%	9/16/36	980	945
	National Retail Properties Inc.	3.900%	6/15/24	400	425
	NextEra Energy Capital Holdings Inc.	1.900%	6/15/28	665	657
[5]	Niagara Mohawk Power Corp.	1.960%	6/27/30	670	648
[5]	Northwestern Mutual Life Insurance Co.	3.850%	9/30/47	280	325
[5]	Northwestern Mutual Life Insurance Co.	3.625%	9/30/59	12	13
[1]	Ochsner LSU Health System of North Louisiana	2.510%	5/15/31	545	537
[5]	Oglethorpe Power Corp.	6.191%	1/1/31	285	353
	Oglethorpe Power Corp.	4.550%	6/1/44	20	23
	Oglethorpe Power Corp.	4.250%	4/1/46	81	89
	Oracle Corp.	2.875%	3/25/31	1,015	1,039
	Oracle Corp.	4.000%	11/15/47	265	285
	Oracle Corp.	3.600%	4/1/50	45	46
	Oracle Corp.	3.950%	3/25/51	340	366
	Oracle Corp.	3.850%	4/1/60	145	151
	PacifiCorp	2.700%	9/15/30	160	167

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[5]	Pennsylvania Electric Co.	3.600%	6/1/29	124	133
[5]	Penske Truck Leasing Co. LP	4.250%	1/17/23	1,125	1,167
[5]	Penske Truck Leasing Co. LP	2.700%	11/1/24	180	186
[5]	Penske Truck Leasing Co. LP	3.950%	3/10/25	740	793
[5]	Penske Truck Leasing Co. LP	4.000%	7/15/25	140	151
	Pfizer Inc.	1.700%	5/28/30	195	191
[1]	PNC Bank NA	3.250%	1/22/28	600	649
[1]	Providence St. Joseph Health Obligated Group	3.930%	10/1/48	245	295
[8]	Public Storage	0.500%	9/9/30	615	682
	Raytheon Technologies Corp.	3.950%	8/16/25	310	336
	Raytheon Technologies Corp.	4.450%	11/16/38	550	672
	Realty Income Corp.	3.400%	1/15/28	365	392
	Realty Income Corp.	2.200%	6/15/28	185	187
	Realty Income Corp.	3.100%	12/15/29	550	589
	Realty Income Corp.	2.850%	12/15/32	80	83
[9]	Realty Income Corp.	1.750%	7/13/33	635	831
	Royalty Pharma plc	3.300%	9/2/40	210	210
	Royalty Pharma plc	3.550%	9/2/50	505	508
[1]	San Diego Gas & Electric Co.	1.700%	10/1/30	710	681
[1]	San Diego Gas & Electric Co.	4.100%	6/15/49	174	210
[5]	SBA Tower Trust	3.448%	3/15/23	755	761
[5]	SBA Tower Trust	1.884%	1/15/26	110	110
[5]	SBA Tower Trust	1.631%	11/15/26	270	265
[1]	SCE Recovery Funding LLC	0.861%	11/15/31	241	230
[1]	SCE Recovery Funding LLC	1.942%	5/15/38	105	101
[1]	SCE Recovery Funding LLC	2.510%	11/15/43	60	58
	Sempra Energy	3.250%	6/15/27	1,000	1,060
	Sierra Pacific Power Co.	2.600%	5/1/26	180	188
[1]	Southern California Edison Co.	3.700%	8/1/25	30	32
[1]	Southern California Edison Co.	2.950%	2/1/51	515	493
[5]	Sprint Spectrum Co. LLC	4.738%	3/20/25	962	1,009
[1]	SSM Health Care Corp.	3.823%	6/1/27	380	420
	Starbucks Corp.	4.500%	11/15/48	335	419
	Starbucks Corp.	3.350%	3/12/50	90	95
[5]	Teachers Insurance & Annuity Association of America	4.900%	9/15/44	635	833
	Teledyne Technologies Inc.	2.750%	4/1/31	490	500
[8]	Thermo Fisher Scientific Finance I BV	0.800%	10/18/30	880	1,005
[8]	Thermo Fisher Scientific Finance I BV	1.625%	10/18/41	525	614
	Thermo Fisher Scientific Inc.	1.750%	10/15/28	290	286
	T-Mobile USA Inc.	2.050%	2/15/28	1,185	1,167
[1]	Toledo Hospital	5.325%	11/15/28	410	461
	Toledo Hospital	5.750%	11/15/38	150	177
[1]	Truist Bank	3.300%	5/15/26	975	1,041
	Union Pacific Corp.	3.750%	2/5/70	190	221
[1]	United Airlines Pass-Through Trust Class B Series 2018-1	4.600%	3/1/26	55	55
	UnitedHealth Group Inc.	3.850%	6/15/28	415	464
	UnitedHealth Group Inc.	2.000%	5/15/30	215	214
	UnitedHealth Group Inc.	4.625%	7/15/35	90	112
	US Bancorp	2.491%	11/3/36	1,995	1,985
[8]	Verizon Communications Inc.	1.250%	4/8/30	750	885
[5]	Verizon Communications Inc.	2.355%	3/15/32	1,862	1,841
[9]	Verizon Communications Inc.	3.375%	10/27/36	175	269
[9]	Verizon Communications Inc.	1.875%	11/3/38	300	384
	VF Corp.	2.800%	4/23/27	145	152
[1,6]	Wells Fargo & Co.	2.975%	5/19/26	600	482

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1]	Wells Fargo & Co.	4.300%	7/22/27	325	361
[1]	Wells Fargo & Co.	4.750%	12/7/46	700	881
	Welltower Inc.	4.000%	6/1/25	325	350
					123,964
Total Corporate Bonds (Cost $213,626)					216,847
Sovereign Bonds (7.6%)
Australia (0.2%)
[1,10]	Commonwealth of Australia	2.750%	11/21/27	160	123
[1,10]	Commonwealth of Australia	2.250%	5/21/28	870	651
[1,10]	Commonwealth of Australia	1.000%	11/21/31	955	639
					1,413
Bermuda (0.0%)
[1,5]	Bermuda	2.375%	8/20/30	200	198
Canada (0.8%)
[6]	City of Montreal	3.500%	12/1/38	910	786
[6]	City of Toronto	3.200%	8/1/48	1,000	842
[6]	Municipal Finance Authority of British Columbia	4.950%	12/1/27	600	551
[6]	Province of Ontario	2.900%	6/2/28	815	676
[1,11]	Province of Ontario	0.250%	6/28/29	1,075	1,200
[6]	Regional Municipality of York	2.150%	6/22/31	500	390
					4,445
Chile (0.4%)
[1]	Corp. Nacional del Cobre de Chile	3.625%	8/1/27	800	852
[1]	Republic of Chile	2.550%	7/27/33	1,215	1,193
[1,8]	Republic of Chile	1.250%	1/22/51	425	427
					2,472
China (0.2%)
[1,5]	State Grid Overseas Investment BVI Ltd.	2.750%	5/4/22	1,110	1,119
Colombia (0.2%)
[1]	Republic of Colombia	4.000%	2/26/24	1,045	1,078
Croatia (0.2%)
[8]	Republic of Croatia	1.500%	6/17/31	775	883
Japan (1.8%)
[1,12]	Japan	0.100%	3/20/31	735,050	6,546
[1,12]	Japan	0.100%	6/20/31	200,100	1,780
[1,12]	Japan	0.700%	6/20/51	180,100	1,609
					9,935
Mexico (0.2%)
[1]	United Mexican States	4.280%	8/14/41	1,325	1,356
Norway (0.2%)
	Equinor ASA	3.000%	4/6/27	1,215	1,285
Panama (0.4%)
[1,5]	Empresa de Transmision Electrica SA	5.125%	5/2/49	415	463
[1]	Republic of Panama	2.252%	9/29/32	995	928
[1]	Republic of Panama	4.500%	4/16/50	735	787
					2,178
Qatar (0.4%)
[1,5]	Qatar Energy	2.250%	7/12/31	480	472
[1,5]	Qatar Energy	3.125%	7/12/41	405	407
[1,5]	State of Qatar	3.875%	4/23/23	785	818

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1,5]	State of Qatar	5.103%	4/23/48	285	381
[1,5]	State of Qatar	4.400%	4/16/50	205	251
					2,329
Romania (0.4%)
[1,8]	Republic of Romania	2.500%	2/8/30	850	971
[1,8]	Republic of Romania	3.624%	5/26/30	325	399
[1,8]	Republic of Romania	2.124%	7/16/31	475	514
[5,8]	Republic of Romania	2.000%	4/14/33	245	252
					2,136
Saudi Arabia (0.1%)
[1,5]	Saudi Arabian Oil Co.	3.500%	4/16/29	585	622
Spain (0.2%)
[5,8]	Kingdom of Spain	0.600%	10/31/29	775	912
Supranational (1.2%)
[1,8]	European Union	0.000%	6/2/28	335	387
[1,8]	European Union	0.000%	7/4/35	2,850	3,153
[1,8]	European Union	0.200%	6/4/36	3,025	3,433
					6,973
United Arab Emirates (0.3%)
[1]	Emirate of Abu Dhabi	3.125%	10/11/27	1,435	1,539
United Kingdom (0.4%)
[9]	United Kingdom	3.500%	1/22/45	990	2,006
Total Sovereign Bonds (Cost $42,841)					42,879
Taxable Municipal Bonds (1.6%)
United States (1.6%)
	Broward County FL Airport System Revenue	3.477%	10/1/43	80	86
	Chicago IL Transit Authority Sales & Transfer Tax Receipts Revenue	6.300%	12/1/21	25	25
	Chicago IL Transit Authority Sales & Transfer Tax Receipts Revenue	6.899%	12/1/40	645	928
	Chicago IL Transit Authority Sales & Transfer Tax Receipts Revenue	6.899%	12/1/40	40	58
	Connecticut GO	2.000%	7/1/23	135	138
	Connecticut GO	5.770%	3/15/25	250	288
	Dallas/Fort Worth International Airport Revenue	3.089%	11/1/40	60	62
	Foothill-Eastern Transportation Corridor Agency CA Toll Road Revenue	4.094%	1/15/49	45	49
[13]	Foothill-Eastern Transportation Corridor Agency CA Toll Road Revenue	3.924%	1/15/53	315	340
	Georgia Municipal Electric Power Authority Revenue	6.637%	4/1/57	478	744
	Golden State Tobacco Securitization Corp. California Revenue	2.746%	6/1/34	20	21
	Golden State Tobacco Securitization Corp. California Revenue	3.293%	6/1/42	40	41
	Golden State Tobacco Securitization Corp. California Revenue	3.000%	6/1/46	95	98
	Grand Parkway Transportation Corp. Texas System Toll Revenue	3.236%	10/1/52	210	219
	Illinois GO	5.100%	6/1/33	1,845	2,157
[13]	Kansas Development Finance Authority Revenue (Employees Retirement System)	5.371%	5/1/26	645	711

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New York Metropolitan Transportation Authority Revenue (Build America Bonds)	6.200%	11/15/26	15	17
	New York Metropolitan Transportation Authority Revenue (Build America Bonds)	6.668%	11/15/39	155	222
	New York Metropolitan Transportation Authority Revenue (Build America Bonds)	6.814%	11/15/40	380	548
	New York Metropolitan Transportation Authority Revenue (Climate Bond Certified)	5.175%	11/15/49	315	439
	New York State Dormitory Authority Revenue (Personal Income Tax)	3.110%	2/15/39	210	226
[14]	Philadelphia PA Authority for Industrial Development Revenue	6.550%	10/15/28	525	670
	Port Authority of New York & New Jersey Revenue	3.175%	7/15/60	440	452
	Sales Tax Securitization Corp. Illinois Revenue	4.787%	1/1/48	545	722
Total Taxable Municipal Bonds (Cost $8,396)					9,261

		Coupon	Shares	Market Value ($000)
Temporary Cash Investments (4.8%)
Money Market Fund (4.8%)
[15]	Vanguard Market Liquidity Fund (Cost $27,101)	0.077%	271,012	27,101
Total Investments (101.8%) (Cost $535,522)				572,198
Other Assets and Liabilities—Net (-1.8%)				(10,371)
Net Assets (100%)				561,827
Cost is in $000.
*	Non-income-producing security.
1	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
2	The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
3	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of November 30, 2021.
4	Securities with a value of $698,000 have been segregated as initial margin for open futures contracts.
5	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2021, the aggregate value was $75,523,000, representing 13.4% of net assets.
6	Face amount denominated in Canadian dollars.
7	Variable-rate security; rate shown is effective rate at period end. Certain variable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
8	Face amount denominated in euro.
9	Face amount denominated in British pounds.
10	Face amount denominated in Australian dollars.
11	Face amount denominated in Swiss francs.
12	Face amount denominated in Japanese yen.
13	Scheduled principal and interest payments are guaranteed by Assured Guaranty Municipal Corp.
14	Scheduled principal and interest payments are guaranteed by National Public Finance Guarantee Corp.
15	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
1M—1-month.
3M—3-month.
GO—General Obligation Bond.
LIBOR—London Interbank Offered Rate.
REMICS—Real Estate Mortgage Investment Conduits.
UMBS—Uniform Mortgage-Backed Securities.
USD—U.S. Dollar.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
2-Year U.S. Treasury Note	March 2022	34	7,437	15
5-Year U.S. Treasury Note	March 2022	192	23,308	178
Euro-Bobl	December 2021	94	14,445	75
Euro-BTP	December 2021	12	2,063	(13)
Euro-Buxl	December 2021	14	3,463	175
Euro-OAT	December 2021	9	1,718	(7)
Euro-Schatz	December 2021	77	9,817	13
Long Gilt	March 2022	21	3,527	42
				478

Short Futures Contracts
10-Year U.S. Treasury Note	March 2022	(277)	(36,235)	(518)
Euro-Bund	December 2021	(95)	(18,571)	(87)
Ultra 10-Year U.S. Treasury Note	March 2022	(71)	(10,429)	(184)
				(789)
				(311)

Forward Currency Contracts
	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized (Depreciation) ($000)
Counterparty			Receive		Deliver
Bank of America, N.A.	1/11/22	USD	5,077	AUD	7,052	48	—
JPMorgan Chase Bank, N.A.	1/11/22	USD	10,571	CAD	13,413	67	—
JPMorgan Chase Bank, N.A.	1/11/22	USD	1,634	CHF	1,522	—	(26)
JPMorgan Chase Bank, N.A.	1/11/22	USD	66,844	EUR	59,475	—	(719)
JPMorgan Chase Bank, N.A.	1/11/22	USD	13,647	GBP	10,207	60	—
Goldman Sachs International	1/11/22	AUD	1,970	GBP	1,061	—	(8)
Goldman Sachs International	1/11/22	USD	299	GBP	226	—	(2)
Goldman Sachs International	1/11/22	EUR	290	GBP	244	5	—
Bank of America, N.A.	1/11/22	USD	261	HKD	2,030	—	—
Goldman Sachs International	1/11/22	USD	8,258	JPY	948,757	—	(143)

Forward Currency Contracts (continued)
	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized (Depreciation) ($000)
Counterparty			Receive		Deliver
Goldman Sachs International	1/11/22	AUD	2,526	JPY	209,400	—	(53)
JPMorgan Chase Bank, N.A.	1/11/22	GBP	423	JPY	65,000	—	(13)
						180	(964)
AUD—Australian dollar.
CAD—Canadian dollar.
CHF—Swiss franc.
EUR—euro.
GBP—British pound.
HKD—Hong Kong dollar.
JPY—Japanese yen.
USD—U.S. dollar.
At November 30, 2021, the counterparties had deposited in segregated accounts securities with a value of $2,214,000 in connection with open forward currency contracts.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral, as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities.
B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
C. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
D. Forward Currency Contracts: The fund enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates. The fund’s risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. Fluctuations in the value of the contracts are recorded as an asset (liability).
E. To Be Announced (TBA) Transactions: A TBA transaction is an agreement to buy or sell mortgage-backed securities with agreed-upon characteristics (face amount, coupon, maturity) for settlement at a future date. The fund may be a seller of TBA transactions to reduce its exposure to the mortgage-backed securities market or in order to sell mortgage-backed securities it owns under delayed-delivery arrangements. When the fund is a buyer of TBA transactions, it maintains cash or short-term investments in an amount sufficient to meet the purchase price at the settlement date of the TBA transaction. The primary risk associated with TBA transactions is that a counterparty may default on its obligations. The fund mitigates its counterparty risk by, among other things, performing a credit analysis of counterparties, allocating transactions among numerous counterparties, and monitoring its exposure to each counterparty. The fund may also enter into a Master Securities Forward Transaction Agreement (MSFTA) with certain counterparties and require them to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. Under an MSFTA, upon a counterparty default (including bankruptcy), the fund may terminate any TBA transactions with that counterparty, determine the net amount owed by either party in accordance with its MSFTA, and sell or retain any collateral held up to the net amount owed to the fund under the MSFTA.
F. Mortgage Dollar Rolls: The fund enters into mortgage-dollar-roll transactions, in which the fund sells mortgage-backed securities to a dealer and simultaneously agrees to purchase similar securities in the future at a predetermined price. The proceeds of the securities sold in mortgage-dollar-roll transactions are typically invested in high-quality short-term fixed income securities. The fund forgoes principal and interest paid on the securities sold, and is compensated by interest earned on the proceeds of the sale and by a lower price on the securities to be repurchased. The fund also enters into mortgage-dollar-roll transactions in which the fund buys mortgage-backed securities from a dealer pursuant to a TBA transaction and simultaneously agrees to sell similar securities in the future at a predetermined price. The securities bought in mortgage-dollar-roll transactions are used to cover an open TBA sell position. The fund continues to earn interest on mortgage-backed security pools already held and receives a lower price on the securities to be sold in the future. The fund accounts for mortgage-dollar-roll transactions as purchases and sales; as such, these transactions may increase the fund’s portfolio turnover rate. Amounts to be received or paid in connection with open mortgage dollar rolls are included in Receivables for Investment Securities Sold or Payables for Investment Securities Purchased.
G.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund's investments and derivatives as of November 30, 2021, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks—North and South America	110,245	—	—	110,245
Common Stocks—Other	—	96,264	—	96,264
U.S. Government and Agency Obligations	—	52,875	—	52,875
Asset-Backed/Commercial Mortgage-Backed Securities	—	16,726	—	16,726
Corporate Bonds	—	216,847	—	216,847
Sovereign Bonds	—	42,879	—	42,879
Taxable Municipal Bonds	—	9,261	—	9,261
Temporary Cash Investments	27,101	—	—	27,101
Total	137,346	434,852	—	572,198

Derivative Financial Instruments
Assets
Futures Contracts[1]	498	—	—	498
Forward Currency Contracts	—	180	—	180
Total	498	180	—	678
Liabilities
Futures Contracts[1]	809	—	—	809
Forward Currency Contracts	—	964	—	964
Total	809	964	—	1,773
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.